Non-financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Nonfinancial Assets And Liabilities [Abstract]
Schedule of Property, Plant and Equipment	(a) Property, plant and equipment
	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 30 June 2021
Cost or fair value	354,808	35,042	115,977	505,827
Accumulated depreciation	(340,812)	(34,768)	(96,506)	(472,086)
Net book amount	13,996	274	19,471	33,741
Year ended 30 June 2022
Opening net book amount	13,996	274	19,471	33,741
Additions	10,048	-	-	10,048
Lease modification	-	-	209,560	209,560
Depreciation charge	(4,531)	(137)	(21,945)	(26,613)
Closing net book amount	19,513	137	207,086	226,736
At 30 June 2022
Cost or fair value	364,856	35,042	229,031	628,929
Accumulated depreciation	(345,343)	(34,905)	(21,945)	(402,193)
Net book amount	19,513	137	207,086	226,736
Year ended 30 June 2023
Opening net book amount	19,513	137	207,086	226,736
Additions	7,067	672	14,320	22,059
Depreciation charge	(7,203)	(131)	(41,328)	(48,662)
Closing net book amount	19,377	678	180,078	200,133
At 30 June 2023
Cost or fair value	371,923	35,714	243,351	650,988
Accumulated depreciation	(352,546)	(35,036)	(63,273)	(450,855)
Net book amount	19,377	678	180,078	200,133

Schedule of Inventories	(b) Inventories
	30 June 2023			30 June 2022
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	-	1,108,256	1,108,256	137,206	956,936	1,094,142
Work in progress	444,905	111,390	556,295	124,412	-	124,412
Finished goods (Travelan and Protectyn)	394,381	-	394,381	64,923	-	64,923
Other inventories	682	-	682	37	-	37
	839,968	1,219,646	2,059,614	326,578	956,936	1,283,514

Schedule of Employee Benefit Obligations	(c) Employee benefit obligations
	2023			2022
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations (i)	237,328	1,882	239,210	211,776	36	211,812
Performance bonus	52,080	-	52,080	-	-	-
	289,408	1,882	291,290	211,776	36	211,812
(i)	Leave obligations

The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of $237,328 (2022: $211,776) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

Schedule of Leases In Balance Sheet	The balance sheet shows the following amounts relating to leases:
	30 June 2023 A$	30 June 2022 A$
Right-of-use assets[1]
Properties	180,078	207,086
	180,078	207,086
Lease liabilities[2]
Current	38,767	34,376
Non-current	150,325	175,411
	189,092	209,787
1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.
2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

Schedule of Statement of Profit or Loss	The statement of profit or loss shows the following amounts relating to leases:
	2023 A$	2022 A$
Depreciation charge of right-of-use assets
Properties	41,328	37,937
	41,328	37,937

Interest expense (included in finance cost)	9,652	6,100
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	35,015	36,264